Organization and Nature of Operations - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Net Income (Loss)	¥ (275,977)	$ (39,465)	¥ (229,776)	¥ (301,700)
Net loss	(276,411)	(39,527)	(230,032)	(302,341)
Accumulated deficit	(2,262,358)		(1,984,851)		$ (323,513)
Net cash used in operating activities	(179,506)	(25,668)	157,959	(88,410)
Cash and cash equivalents, at carrying value	256,400		610,877		36,665
Short-term investments	843,232		513,683		120,581
Restricted short-term deposits	29,655		30,295		4,241
Variable Interest Entity, Primary Beneficiary [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Net loss	68,366	9,776	66,234	(5,234)
Net cash used in operating activities	33,738	$ 4,824	11,695	¥ 14,870
Cash and cash equivalents, at carrying value	¥ 20,719		¥ 6,866		$ 2,963
Variable Interest Entity, Primary Beneficiary [Member] | Revenue Benchmark [Member] | Revenue From Variable Interest Entity And Its Subsidiaries [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Concentration risk, percentage	1.60%	1.60%	1.22%	7.86%
Exclusive Consulting And Service Agreement [Member] | EHang Intelligent Equipment (Guangzhou) Co., Ltd. ("EHang Intelligent" or the "WFOE") [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Percentage of consolidated net profits agreed to pay as a service fee	100.00%	100.00%
Nominee Shareholder [Member] | EHang Intelligent Equipment (Guangzhou) Co., Ltd. ("EHang Intelligent" or the "WFOE") [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Interest-free loans granted, aggregate amount	¥ 60,000
Consulting and service agreement term	The Exclusive Technical Consulting and Service Agreement and the Exclusive Services Agreement are valid for 10 years and shall be automatically renewed for successive ten-year periods without limitation on the number of renewals	The Exclusive Technical Consulting and Service Agreement and the Exclusive Services Agreement are valid for 10 years and shall be automatically renewed for successive ten-year periods without limitation on the number of renewals
Variable Interest Entity and Its Subsidaries [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Net Income (Loss)	¥ 52,435	$ 7,498	¥ (51,893)	¥ (26,013)